SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025
Vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation method	Straight-Line
Depreciation Rate	3-5 years
Machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation method	Straight-Line/UOP
Depreciation Rate	3-11 years
Mining property [member]
IfrsStatementLineItems [Line Items]
Depreciation method	Straight-Line/UOP
Depreciation Rate	3-8 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Depreciation method	Straight-Line
Depreciation Rate	4-11 years
Building [Member]
IfrsStatementLineItems [Line Items]
Depreciation method	Straight-Line/UOP
Depreciation Rate	3-11 years
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation method	Straight-Line/UOP
Depreciation Rate	3-11 years